Subsequent Events - Additional Information (Detail) $ in Thousands			12 Months Ended
	Jan. 28, 2016 USD ($)	Jan. 07, 2016 USD ($) Markets	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Subsequent Event [Line Items]
Combined purchase price			$ 153,877	$ 65,021	$ 92,248
Proceeds received from revolving credit facility				$ 300,000
Aggregate principal amount of debt issued			$ 1,919,484
5 3/4% Senior Notes [Member]
Subsequent Event [Line Items]
Redemption price percentage of the principal amount to be purchased			101.00%
Debt instrument redemption period			120 days
5 3/4% Senior Notes [Member] | Prior to February 1, 2019 [Member]
Subsequent Event [Line Items]
Redemption percentage of aggregate principal amount of senior notes			35.00%
Additional redeemed percentage of aggregate principal amount			105.75%
Redemption percentage of issued notes which remain outstanding			65.00%
5 3/4% Senior Notes [Member] | Prior to February 1, 2021 [Member]
Subsequent Event [Line Items]
Redemption percentage equal to principal amount include aggregate premium			100.00%
Subsequent Event [Member] | Clear Channel Outdoor Holdings, Inc [Member]
Subsequent Event [Line Items]
Number of markets in which acquisitions were made | Markets		5
Combined purchase price		$ 458,500
Subsequent Event [Member] | Term A Loan Facility [Member]
Subsequent Event [Line Items]
Proceeds received from revolving credit facility		300,000
Subsequent Event [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Proceeds received from senior credit facility		$ 160,000
Subsequent Event [Member] | 5 3/4% Senior Notes [Member]
Subsequent Event [Line Items]
Aggregate principal amount of debt issued	$ 400,000
Interest rate on convertible notes	5.75%
Net proceeds from the issuance of debt	$ 394,500
Repayment of bridge loan	$ 300,000